Net (loss) earnings per share - Disclosure of detailed information of earnings per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Net (loss) earnings attributable to Osisko Gold Royalties Ltd's shareholders	$ (23,554)	$ 16,876
Basic weighted average number of common shares outstanding (in thousands)	167,628	162,303
Dilutive effect of share options	0	125
Diluted weighted average number of common shares	167,628	162,428
Net (loss) earnings per share
Basic and diluted (in dollars per share)	$ (0.14)	$ 0.10